Summary of Significant Accounting Policies (Supplemental Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Interest payments (including debt issuance costs), net of amount capitalized	$ 170.9	$ 155.9	$ 22.2
Income taxes paid (refunded), net	40.9	13.7	(9.4)
Accounts payable incurred (relieved) for acquisition of fixed assets, including solar energy systems	49.7	(68.0)	138.7
Debt transferred to and assumed by buyer upon sale of solar energy systems	403.1	104.6	43.3
Conversion of note payable to equity	0	0	27.0
Fair value of assets acquired	0	334.5	65.2
Goodwill	0	97.8	56.4
Liabilities assumed and noncontrolling interests	0	(158.0)	(19.9)
Less: loans prior to acquisition	0	(16.0)	(26.0)
Other Non Cash Consideration for Acqusitions	0	90.7	0
Less: cash acquired	0	(3.6)	(2.2)
Cash paid, net of cash acquired	$ 0	$ 164.0	$ 73.5